ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE
9.	ACCOUNTS PAYABLE

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2011	2010
Within 30 days	$9,551	$8,431
31-60 days	755	319
61-90 days	1,196	37
Over 90 days	521	93

	$12,023	$8,880